Business and Summary of Significant Accounting Policies (Classes of Property, Plant and Equipment) (FY) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 734	$ 707
Less: accumulated depreciation	$ (481)	(472)	(460)
Property, plant and equipment, net	$ 263	262	247	$ 260
Land and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		15	15
Buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		202	199
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		491	458
Customer-leased equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 26	$ 35